                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: ____________
This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endurance Wealth Management, Inc.

Address:   121 South Main St. 4th Floor
           Providence, RI 02903

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas E. Gardner

Title:     Chief Financial Officer
Phone:     401-854-0993

Signature, Place, and Date of Signing:

   Thomas E. Gardner          Providence, RI       04/19/2011
------------------------    -------------------
      [Signature]              [City, State]         (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number           Name:

       28-6868                John Michael Costello
       28-                    Peter J. Corsi, Jr.
       28-                    Kenneth W. Thomae

       28-                    Donald J. Clarke

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:     131

Form 13F Information Table Value Total:  $316,399

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number         Name

       28-6868                      John Michael Costello
       28-                          Peter J. Corsi, Jr.
       28-                          Kenneth W. Thomae

       28-                          Donald J. Clarke

Endurance Wealth Management, Inc.
FORM 13F
              31-Mar-11

                                                                                                  Voting Authority
                                                                                               ----------------------
                                                           Value   Shares/ Sh/    Put/ Invstmt  Other
Name of Issuer                   Title of class   CUSIP   (x$1000) Prn Amt Prn    Call Dscretn Managers  Sole  Shared  None
--------------                   -------------- --------- -------- ------- ------ ---- ------- -------- ------ ------ -------

3M Co.                           COM            88579y101      416    4450 SH          Sole                              4450
Adobe Systems Inc.               COM            00724F101     2929   88335 SH          Sole                             88335
Aflac Inc.                       COM            001055102     3236   61319 SH          Sole                             61319
Akamai Technologies, Inc.        COM            00971T101     7273  191414 SH          Sole                            191414
Ambase Corp                      COM            023164106       11   50000 SH          Sole                             50000
America Movil SA de CV           COM            02364W105      261    4500 SH          Sole                              4500
American Express Co              COM            025816109      570   12630 SH          Sole                             12630
Anadarko Petroleum Corp          COM            032511107     4379   53459 SH          Sole                             53459
Apple Inc.                       COM            037833100     4213   12089 SH          Sole        1        10          12079
Automatic Data Processing        COM            053015103      314    6120 SH          Sole                              6120
Avon Products                    COM            054303102     2110   78050 SH          Sole                             78050
Baidu Inc.                       COM            056752108      522    3790 SH          Sole                              3790
Bank New York Inc                COM            064058100      217    7297 SH          Sole                              7297
Bank Of America Corp             COM            060505104     8041  603280 SH          Sole      1,4      2100         601180
Bank Rhode Island                COM            059690107     1384   44840 SH          Sole                             44840
Bank of Nova Scotia Halifax      COM            064149107      270    4400 SH          Sole                              4400
Berkshire Hathaway Inc. Cl B     COM            084670207      401    4803 SH          Sole                              4803
CVS/Caremark Corp.               COM            126650100     2929   85365 SH          Sole                             85365
Capital Propy Inc - A Shares     COM            140430109      147   11388 SH          Sole                             11388
Chevron Corporation              COM            166764100     1277   11880 SH          Sole                             11880
China Construction Bank          COM            Y1397N101        9   10000 SH          Sole                             10000
Church & Dwight Co, Inc.         COM            171340102     2755   34726 SH          Sole                             34726
Cisco Sys Inc                    COM            17275R102     4402  256725 SH          Sole                            256725
Citigroup Inc                    COM            172967101     5826 1318229 SH          Sole      2,3    129450        1188779
Coca Cola Co                     COM            191216100      573    8637 SH          Sole                              8637
Colgate-Palmolive Co             COM            194162103     2457   30425 SH          Sole                             30425
Comcast Corp Cl A                COM            20030N101     6054  244913 SH          Sole                            244913
ConocoPhillips                   COM            20825c104     1048   13123 SH          Sole                             13123
Corning Inc                      COM            219350105      278   13513 SH          Sole                             13513
Cummins Inc.                     COM            231021106     5348   48794 SH          Sole                             48794
Danaher Corp.                    COM            235851102     4013   77335 SH          Sole                             77335
Deere & Co                       COM            244199105     4527   46725 SH          Sole                             46725
Devon Energy Corporation         COM            25179m103     4952   53965 SH          Sole                             53965
Dover Corp                       COM            260003108      597    9083 SH          Sole                              9083
Dryships                         COM            Y2109Q101      202   41000 SH          Sole                             41000
Eaton Vance Corp.                COM            278265103      365   11350 SH          Sole                             11350
Ecolab Inc.                      COM            278865100     4879   95633 SH          Sole        1       200          95433
Emerson Electric Co              COM            291011104      203    3478 SH          Sole                              3478
Emrise Corporation               COM            29246J200       23   31792 SH          Sole                             31792
Exxon Mobil                      COM            30231g102     7480   88919 SH          Sole                             88919
Financial Select Sector Spdr     COM            81369Y605      438   26775 SH          Sole                             26775
Ford Motor                       COM            345370860     1943  130365 SH          Sole                            130365
General Electric Co              COM            369604103     8384  418179 SH          Sole        4      3150         415029
Gilead Sciences Inc.             COM            375558103      254    6000 SH          Sole                              6000
Goldman Sachs Group Inc.         COM            38141G104     1172    7390 SH          Sole                              7390
Graco Inc.                       COM            384109104      326    7175 SH          Sole                              7175
H & R Block                      COM            093671105     4757  284200 SH          Sole                            284200
Hanesbrands Inc.                 COM            410345102     3389  125356 SH          Sole        1      3200         122156
Home Depot Inc                   COM            437076102     5472  147676 SH          Sole                            147676
Huntington Bancshares            COM            446150104     3030  456400 SH          Sole        1     13000         443400
IShares Tr MSCI Emerging Marke   COM            464287234     7377  151582 SH          Sole        1       330         151252
Independent Bank Corp Ma         COM            453836108     4471  165560 SH          Sole                            165560
Intel Corp                       COM            458140100     1862   92319 SH          Sole                             92319
Intl Business Mach               COM            459200101     1131    6938 SH          Sole                              6938
J P Morgan Chase & Co            COM            46625H100     4598   99756 SH          Sole                             99756
Jacobs Engr Group Inc            COM            469814107     6969  135511 SH          Sole        1       500         135011
Johnson & Johnson                COM            478160104     3586   60534 SH          Sole                             60534
Kimberly Clark Corp              COM            494368103     4136   63370 SH          Sole                             63370
Kinder Morgan Inc.               COM            49455P101     2567   86611 SH          Sole                             86611
LSI Corporation                  COM            502161102      102   15000 SH          Sole                             15000
Limelight Networks, Inc.         COM            53261M104      150   21075 SH          Sole        1      2500          18575
Long Distance Int'l Inc.         COM            542904107        0  135000 SH          Sole                            135000
Maxim Integrated Products        COM            57772K101     3939  153903 SH          Sole                            153903
McDonalds Corp                   COM            580135101      240    3164 SH          Sole                              3164

                                                                                                   Voting Authority
                                                                                                 ---------------------
                                                           Value   Shares/  Sh/     Put/ Invstmt  Other
Name of Issuer                   Title of class   CUSIP   (x$1000) Prn Amt  Prn     Call Dscretn Managers Sole  Shared   None
--------------                   -------------- --------- -------- -------- ------- ---- ------- -------- ----- ------ ---------
Merck & Co Inc                   COM            58933Y105      321     9735 SH           Sole                               9735
Mettler-Toledo Int'l             COM            592688105     7461    43379 SH           Sole                              43379
Microsoft Corp                   COM            594918104     1574    62021 SH           Sole                              62021
Monsanto Company                 COM            61166W101     1112    15401 SH           Sole                              15401
Morgan Stanley Group Inc         COM            617446448     3913   143265 SH           Sole                             143265
Mrv Communications               COM            553477100      252   165000 SH           Sole                             165000
Nextera Energy Inc.              COM            302571104     3326    60350 SH           Sole                              60350
Occidental Petroleum Corp        COM            674599105     5260    50343 SH           Sole                              50343
Oracle Corporation               COM            68389X105     7751   231863 SH           Sole                             231863
PPG Industries                   COM            693506107      449     4717 SH           Sole                               4717
Paid Inc.                        COM            69561N204        3    15000 SH           Sole                              15000
Pepsico Inc                      COM            713448108     4229    65661 SH           Sole                              65661
Pfizer Inc                       COM            717081103     5047   248517 SH           Sole                             248517
Powershares DB Multisector       COM            73936B705     4280   175300 SH           Sole                             175300
Powershares QQQ Trust            COM            73935A104      927    16155 SH           Sole        1     2900            13255
Procter & Gamble Co              COM            742718109     2372    38521 SH           Sole                              38521
Qualcomm Inc                     COM            747525103    27662   504519 SH           Sole        1     8252           496267
Royal Dutch Shell                COM            780259206     1242    17055 SH           Sole                              17055
S&P Depository Receipts Spdr     COM            78462F103      438     3307 SH           Sole        1      982             2325
Sara Lee Corp                    COM            803111103     1289    72950 SH           Sole                              72950
Schlumberger Limited             COM            806857108     5906    63332 SH           Sole                              63332
Southern Union Corp.             COM            844030106     1259    44000 SH           Sole                              44000
Sprott Resource Corp             COM            85207D103       55    10000 SH           Sole                              10000
State Street Corp                COM            857477103      761    16942 SH           Sole                              16942
Sun Hydraulics Inc.              COM            866942105      303     7032 SH           Sole                               7032
Suncor Energy Inc.               COM            867224107     2027    45214 SH           Sole                              45214
TJX Companies, Inc.              COM            872540109     2165    43550 SH           Sole                              43550
Target Corp.                     COM            87612e106      601    12020 SH           Sole                              12020
Teva Pharmaceutical Industries   COM            881624209     5813   115883 SH           Sole                             115883
Thermo Fisher Scientific Inc.    COM            883556102     3517    63317 SH           Sole                              63317
Timken Co.                       COM            887389104      309     5925 SH           Sole                               5925
Toll Brothers Inc.               COM            889478103      495    25050 SH           Sole                              25050
Travelers Cos                    COM            89417E109     3324    55897 SH           Sole                              55897
Universal Health Rlty Income T   COM            91359E105      436    10775 SH           Sole                              10775
Verizon Communications           COM            92343V104      216     5628 SH           Sole                               5628
Walgreen Company                 COM            931422109     1026    25578 SH           Sole                              25578
Wash Tr Bancorp Inc              COM            940610108     1421    59868 SH           Sole        1     2000            57868
Weatherford Int'l                COM            H27013103     4492   198800 SH           Sole      1,4     1300           197800
Wells Fargo & Co New             COM            949746101     1715    54085 SH           Sole                              54085
Westport Innovations Inc.        COM            960908309      725    33000 SH           Sole                              33000
Windstream Corp.                 COM            97381W104      372    28959 SH           Sole                              28959
iShares MSCI EAFE Index          COM            464287465     4578    76201 SH           Sole                              76201
iShares MSCI Pacific ex-Japan    COM            464286665     1101    22810 SH           Sole                              22810
AllianceBernstein                               01881G106      231    10625 SH           Sole                              10625
Enbridge Energy Partnershp LP                   29250R106      760    11775 SH           Sole                              11775
Enterprise Products Pptns LP                    293792107      387     8994 SH           Sole                               8994
Kinder Morgan Energypartners L                  494550106     9803   132320 SH           Sole        1     1000           131320
Magellan Midstream Partners LP                  559080106     1983    33135 SH           Sole                              33135
Plains All Amer. Pipeline                       726503105     3600    56490 SH           Sole                              56490
American Century Mid Cap Value                  025076654      681 51888.42 SH           Sole                          51888.416
American New Perspective                        648018109      342 11485.52 SH           Sole                          11485.521
Artisan Mid Cap                                 041314H30      262 7277.446 SH           Sole                           7277.446
Columbia Small Cap Fd Cl Z                      19764W584      233  13603.3 SH           Sole                          13603.302
Davis NY Venture Cl A                           239080104      470 13096.71 SH           Sole                          13096.708
Diamond Hill Large Cap Fd CL I                  25264S841      642  41184.1 SH           Sole                          41184.102
Europacific Growth                              298706102      384 8982.816 SH           Sole                           8982.816
Fairholme Fund                                  304871106     1666 47950.05 SH           Sole        1    90.23         47859.82
Growth Fund of America Cl A                     399874106      429 13412.11 SH           Sole                          13412.105
Heartland Value Plus                            422352500      479 15010.49 SH           Sole                          15010.494
Masters' Select International                   576417208      228 14339.13 SH           Sole                          14339.131
Matthews India Fund                             577130859      229 11278.68 SH           Sole                          11278.675
Mutual Shares Cl Z                              628380107      214 9824.442 SH           Sole                           9824.442
Spartan US Eqty Index                           315911206     1053 22361.21 SH           Sole                          22361.214
Van Kampen International Growt                  92114U772     1426 65774.88 SH           Sole                          65774.875
Vanguard Index Tr 500                           922908108      425 3483.254 SH           Sole                           3483.254
Wells Fargo Sm/Mid Cap Value                    949915268      470 28590.99 SH           Sole                           28590.99
Deutsche Telekom AG                             251566105     1227    79557 SH           Sole                              79557
REPORT SUMMARY                           131 DATA RECORDS   316399              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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